Policyholders' Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period	[1]	$ 35,730,680
Transfer (to) from separate account		420,021	$ 160,956
Unearned revenue reserve		3,067,336	2,398,788
Other		3,676,803	3,103,933
Policyholder Account Balance, Total	[1]	$ 41,912,536	$ 35,730,680
Weighted-average crediting rate		2.32%	2.31%
Net amount at risk		$ 304,864,582	$ 309,431,313
Cash surrender value		30,981,895	28,166,751
Total
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period		30,227,959	21,998,083
Deposits		6,934,582	3,248,701
Interest credited		759,388	602,844
Policy charges		(1,801,361)	(1,742,201)
Surrenders and withdrawals		(1,155,531)	(1,198,647)
Benefit payments		(138,400)	(174,437)
Transfer (to) from separate account		420,021	160,956
Change in market value and other adjustments		(78,261)	7,332,660
Balance, end of period		35,168,397	30,227,959
Less: Reinsurance and other recoverable		13,220,498	12,046,870
Policyholders' account balance net of reinsurance and other recoverables		21,947,899	18,181,089
Policyholder Account Balance, Total			30,227,959
Variable Annuities
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period		11,465,411	3,634,125
Deposits		4,761,547	725,701
Interest credited		175,574	94,453
Policy charges		(5,482)	(1,941)
Surrenders and withdrawals		(282,497)	(208,224)
Benefit payments		(35,042)	(41,851)
Transfer (to) from separate account		206,269	(3,449)
Change in market value and other adjustments		146,252	7,266,597
Balance, end of period		16,432,032	11,465,411
Less: Reinsurance and other recoverable		323,981	340,527
Policyholders' account balance net of reinsurance and other recoverables		$ 16,108,051	11,124,884
Policyholder Account Balance, Total			$ 11,465,411
Weighted-average crediting rate		1.26%	1.25%
Net amount at risk		$ 0	$ 0
Cash surrender value		13,844,151	11,250,816
Variable Annuities | PALAC
Additional Liability, Long-Duration Insurance [Roll Forward]
Change in market value and other adjustments			7,203,000
Variable / Universal Life
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of period		18,762,548	18,363,958
Deposits		2,173,035	2,523,000
Interest credited		583,814	508,391
Policy charges		(1,795,879)	(1,740,260)
Surrenders and withdrawals		(873,034)	(990,423)
Benefit payments		(103,358)	(132,586)
Transfer (to) from separate account		213,752	164,405
Change in market value and other adjustments		(224,513)	66,063
Balance, end of period		18,736,365	18,762,548
Less: Reinsurance and other recoverable		12,896,517	11,706,343
Policyholders' account balance net of reinsurance and other recoverables		$ 5,839,848	7,056,205
Policyholder Account Balance, Total			$ 18,762,548
Weighted-average crediting rate		3.11%	2.74%
Net amount at risk		$ 304,864,582	$ 309,431,313
Cash surrender value		$ 17,137,744	$ 16,915,935

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.